Exhibit 99.1

Flint Hills 2018-2 LLC

Report to: Flint Hills 2018-2 LLC

07 December 2018

Ernst & Young LLP 5	Tel: +1 212 773 3000
Times Square	Fax: +1 212 773 6350
New York, NY 10036-6530	ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Flint Hills 2018-2 LLC c/o

Puglisi & Associates

850 Library Avenue, Suite 204 Newark,

New Castle County Delaware 19711

Re:    Flint Hills 2018-2 LLC

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressee of this report and Security Benefit Life Insurance Company (“SBLIC” and together, the “Specified Parties”), solely to assist Flint Hills 2018-2 LLC (the “Issuer”) in evaluating the accuracy of certain information with respect to the Issuer’s portfolio of senior secured loans, second lien loans, senior secured bonds, senior unsecured notes and mezzanine loans (the “Collateral Obligations”) on electronic data files and related decodes prepared by Cortland Capital Market Services LLC (the “Servicer”), pursuant to an indenture to be entered into between the Issuer and U.S. Bank National Association (the “Trustee”), a draft copy of which we received from the SBLIC dated 27 November 2018 (the “Draft Indenture”). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein shall have the meanings ascribed to them in the Draft Indenture.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Servicer, on behalf of the Issuer, provided us with the following information:

a.

Electronic data files and related decodes that contain information on the Collateral Obligations as of 7 December 2018 (the “Pricing Cut-off Date”), certain information of which we printed and attached as Exhibit 1 to Attachment A,

b.	A copy of the Draft Indenture,

c.	Copies of certain Collateral Obligations’ final offering circulars (each, an “Offering Circular”),

d.	Copies of certain Collateral Obligations’ preliminary or final credit agreements and amendments or supplements thereto (each, a “Credit Agreement”) and

e.	Copies of certain Collateral Obligations’ rate set notices (each, a “Rate Set Notice”).

A member firm of Ernst & Young Global Limited

For the purpose of the procedures described in this report, SBLIC, on behalf of the Issuer, provided us with instructions, assumptions and methodologies (the “Assumptions”), which are shown on the attached Exhibit 2 to Attachment A.

The information provided by the Servicer and SBLIC, each on behalf of the Issuer, are collectively referred to herein as the “Source Documents”.

The procedures in Attachment A were limited to comparing certain information that is further described in Attachment A. We performed no procedures on any other information on the Pricing Date Data Files (as defined on Attachment A). The Issuer is responsible for the information contained in the Pricing Date Data Files (as defined on Attachment A), Source Documents, Exhibit 1 to Attachment A and Exhibit 2 to Attachment A and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Pricing Date Data Files (as defined on Attachment A). We have not verified and we make no representations as to the accuracy, completeness or reasonableness of the Source Documents, or any other information obtained or provided to us. We make no representations and express no opinion as to: (a) the existence of the Collateral Obligations, (b) questions of legal or tax interpretation, (c) the sufficiency of the requirements of the Draft Indenture, (d) the accuracy, completeness or reasonableness of the assumptions and methodologies set forth in the Draft Indenture, (e) the accuracy, completeness or reasonableness of the information provided to us by the Servicer, on behalf of the Issuer, (f) the accuracy, completeness or reasonableness of the information provided to us by SBLIC, on behalf of the Issuer, (g) the accuracy of the information obtained from third party data, news and analytics vendors (the “Data Vendors”), (h) the accuracy of the information obtained from Standard & Poor’s Rating Services or their website (“S&P”) or (i) the accuracy of the information obtained from Moody’s Investors Service or their website (“Moody’s”). This report does not constitute a legal determination as to the Issuer’s compliance with the Draft Indenture’s specified requirements. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants, on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

A member firm of Ernst & Young Global Limited

This agreed-upon procedures engagement was not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization or

b.	Making any findings with respect to:

i.	Whether the origination of the Collateral Obligations conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Collateral Obligations,

iii.	Whether the originator of the Collateral Obligations complied with federal, state or local laws or regulations or

iv.

Any other factor or characteristic of the Collateral Obligations that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be, and should not be, used by anyone other than these Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and credit rating agencies, who are not identified in this report as Specified Parties.

/s/ Ernst & Young LLP

07    December 2018

A member firm of Ernst & Young Global Limited

Attachment A Page 1 of 3

Background

For the purpose of the procedures described in this Attachment A, the Draft Indenture relates to the Issuer’s Class A Senior Secured Floating Rate Notes (the “Class A Notes”), Class B Senior Secured Floating Rate Notes (the “Class B Notes”), Class C Secured Deferrable Floating Rate Notes (the “Class C Notes”), Class D Secured Deferrable Floating Rate Notes (the “Class D Notes”), Class E Secured Deferrable Floating Rate Notes (the “Class E Notes”) and Class F Secured Deferrable Floating Rate Notes (the “Class F Notes” and, collectively with the Class A Notes, the Class B Notes, the Class C Notes, the Class D Notes and the Class E Notes, the “Secured Notes”) and the Issuer’s Subordinated Notes (the “Subordinated Notes” and, together with the Secured Notes, the “Notes”).

SBLIC, on behalf of the Issuer, indicated that the Collateral Obligations on the Pricing Date Data Files (as defined herein) represent the Collateral Obligations that the Issuer is expected to purchase by the Closing Date (as defined in the Draft Indenture). Furthermore, SBLIC, on behalf of the Issuer, indicated that the Collateral Obligations ultimately purchased on the Closing Date may not include all the Collateral Obligations listed on the Pricing Date Data Files (as defined herein) and may include other Collateral Obligations acquired after the Pricing Cut-off Date (as defined herein). The procedures we performed were limited to comparing certain information on the Collateral Obligations on the Pricing Date Data Files (as defined herein).

A member firm of Ernst & Young Global Limited

Attachment A

Procedures we performed and our associated findings

The procedures we performed and our associated findings were as follows:

1.

We obtained from the Servicer, on behalf of the Issuer, electronic data files and related decodes containing information on the Collateral Obligations as of the Pricing Cut-off Date. We compared the Characteristics and Derived Characteristics indicated below, as shown on these electronic data files, to the corresponding information on the Source Documents, Data Sources (as defined herein) and Additional Data Sources (as defined herein) as indicated below and the Servicer adjusted the information on these electronic data files to correct for differences we noted in performing the procedures described below, subject to any qualifications and exceptions stated in the Assumptions on Exhibit 2 to Attachment A. The electronic data files, as so adjusted, are herein referred to as the “Pricing Date Data Files.”

2.

For each Collateral Obligation listed on Exhibit 1 to Attachment A, we compared the following characteristics (the “Characteristics”), as shown on Exhibit 1 to Attachment A and indicated by the letter A, with the corresponding information we obtained or derived on or after the Pricing Cut-off Date using certain Assumptions on Exhibit 2 to Attachment A and the following data sources (each, a “Data Source”), as applicable: (a) Data Vendors (b) Credit Agreements, (c) Rate Set Notices and (d) Offering Circulars. Where more than one Data Source is listed for a Characteristic, the Issuer instructed us to note agreement if the value on the Pricing Date Data Files for the Characteristic agreed with the corresponding information on at least one of the Data Sources that are listed for such Characteristic. We performed no procedures to reconcile any differences that may exist between various Data Sources for any of the Characteristics.

Characteristics	Data Sources
Issuer (labeled as “Issuer”)	Data Vendors, Credit Agreements, Offering Circulars

Coupon/Spread (labeled as “Spread” for the funded portion of Collateral Obligations and “Unfunded Coupon” for the unfunded portion of Collateral Obligations, as applicable)	Data Vendors, Credit Agreements, Rate Set Notices, Offering Circulars

Stated Maturity (labeled as “Maturity”)	Data Vendors, Credit Agreements, Offering Circulars

All Characteristics were in agreement. In performing this procedure, we were instructed by the Issuer to ignore differences that appeared to be due to abbreviation, truncation or punctuation or differences that are within (i) +/- 0.01% or less or (ii) +/- 30 days or less.

A member firm of Ernst & Young Global Limited

Attachment A

3.

For each Collateral Obligation listed on Exhibit 1 to Attachment A, we compared the following characteristics (the “Derived Characteristics”), as shown on Exhibit 1 to Attachment A and indicated by the letter B, with the corresponding information we obtained or derived on or after the Pricing Cut-off Date using the Draft Indenture, certain Assumptions on Exhibit 2 to Attachment A, information on the Pricing Date Data Files and the following data sources (each, an “Additional Data Source”), as applicable: (a) Moody’s, and (b) S&P. Where more than one Additional Data Source is listed for a Derived Characteristic, the Issuer instructed us to note agreement if the value on the Pricing Date Data File for the Derived Characteristic agreed with the corresponding information on at least one of the Additional Data Sources that are listed for such Derived Characteristic. We performed no procedures to reconcile any differences that may exist between various Additional Data Sources for any of the Derived Characteristics.

Derived Characteristics	Additional Data Sources
Moody’s Default Probability Rating (labeled as “Notched Moody’s”)	Moody’s

S&P Rating (labeled as “Notched S&P”)	S&P

Fitch Rating (labeled as “Notched Fitch Rating”)	Moody’s, S&P

Morningstar Rating (labeled as “Notched Morningstar”)	Moody’s, S&P

All Derived Characteristics were in agreement.

We performed no other procedures on any other information on Exhibit 1 to Attachment A or the Pricing Date Data Files.

A member firm of Ernst & Young Global Limited

Exhibit 1 to Attachment A

Certain information from the Pricing Date Data Files

(refer to Items 1., 2. and 3.)

Moody’s S&P Fitch Rating Morningstar Floating Coupon Epicor Software Corporation A T/L (1st Lien) B3 B B- B B- B B- B 6/1/2022 A Floating 12,011,889.55 0.00 3.25% A 0.00% Idaho Pacific US Holding, LLC DD T/L NR NR NR B 6/13/2023 Floating 635,200.00 0.00 5.25% 0.00% Idaho Pacific US Holding, LLC T/L (U.S.) NR NR NR B 6/13/2023 Floating 3,952,774.62 0.00 5.25% 0.00% 9760229 Canada Inc. T/L NR NR NR B 6/13/2023 Floating 593,393.88 0.00 5.25% 0.00% KAR Auction Services, Inc. T/L B-5 B3 BB- B- B- B 3/9/2023 Floating 3,836,146.72 0.00 2.50% 0.00% One Sky Flight, LLC T/L NR NR NR B- 12/23/2022 Floating 30,454,399.88 0.00 7.50% 0.00% Russell Investments US Institutional Holdco, Inc. T/L B Ba3 BB- BB- BB- B 6/1/2023 Floating 17,595,000.00 0.00 3.25% 0.00% Solera LLC T/L B B3 B- B- B- 3/3/2023 Floating 14,015,625.00 0.00 2.75% 0.00% One Sky Flight, LLC T/L NR NR NR B- 12/23/2022 Floating 19,651,567.94 0.00 7.50% 0.00% One Sky Flight, LLC T/L NR NR NR B- 12/23/2022 Floating 85,000,000.00 0.00 7.50% 0.00% LSB Industries SS Notes Caa1 CCC+ CCC+ CCC+ B 5/1/2023 Fixed 20,000,000.00 0.00 9.63% 0.00% LSB Industries SS Notes Caa1 CCC+ CCC+ CCC+ 5/1/2023 Fixed 30,000,000.00 0.00 9.63% 0.00% Atlantic Beverage Company T/L NR NR NR B+ 7/11/2023 Floating 19,585,912.50 0.00 4.75% 0.00% IRB Holding Corp Arby’s T/L B B3 B B- B- B 2/5/2025 Floating 14,925,000.00 0.00 3.25% 0.00% Kennedy-Wilson inc. Senior Unsecured Notes B2 BB+ B B 4/1/2024 Fixed 32,000,000.00 0.00 5.88% 0.00% A. Stucki Intermediate Holdings, LLC Second Lien Term Loan NR NR NR CCC 3/5/2024 Floating 40,800,000.00 0.00 8.00% 0.00% SBE ENT Holdings 1st Lien TL NR NR NR CC 10/5/2020 Floating 100,000,000.00 0.00 5.50% 0.00% Flores & Associates, LLC/DirectPath, LLC T/L NR NR NR B+ 9/18/2023 Floating 23,076,923.08 0.00 4.50% 0.00% BRAVE PARENT HOLDINGS INC TL 1L B3 B- B- B- B 4/17/2025 Floating 6,483,750.00 0.00 4.00% 0.00% CASTLE MANAGEMENT BORROWER LLC 1L TL CL NR NR NR B+ 2/13/2024 Floating 44,732,579.66 0.00 6.25% 0.00% DOMINION WEB SOLUTIONS LLC 1L TL CL NR NR NR B+ 6/15/2024 Floating 23,344,007.86 0.00 6.50% 0.00% ELEVATION ACQUISITION CO LLC 1L TL NR NR NR B 6/26/2023 Floating 19,938,545.45 0.00 4.25% 0.00% ELEVATION ACQUISITION CO LLC 1L TL NR NR NR B 6/26/2023 Floating 5,506,249.05 0.00 4.25% 0.00% EOC GROUP INC TL 1L B2 B B B B 3/20/2025 Floating 30,019,230.77 0.00 3.25% 0.00% EOC GROUP INC DD TL 1L B2 B B B 3/20/2025 Floating 562,565.13 4,266,022.42 3.25% 0.50% A NAVAJO NATION OIL AND GAS COMPANY INC 1L TL NR NR NR B 6/14/2022 Floating 7,715,000.00 0.00 7.50% 0.00% PERMIAN PRODUCTION PARTNERS LLC TL 1L B3 B- B- B- B 5/9/2024 Floating 9,292,500.00 0.00 6.00% 0.00% SCRIBEAMERICA INTERMEDIATE HOLDCO LLC 1L TL CL B3 B B- B- 4/3/2025 Floating 1,318,312.66 0.00 4.50% 0.00% YAK ACCESS, LLC 2L TLB CL B2 B B B 6/13/2026 Floating 5,000,000.00 0.00 10.00% 0.00% Se2, LLC Delayed Draw NR NR NR B- 4/18/2025 Fixed 7,600,000.00 0.00 6.50% 0.00% HEARTLAND CONSUMER PRODUCTS HOLDINGS LLC Mezz Loan (Unsecured Loan) NR NR NR BB- 6/7/2024 Fixed 135,000,000.00 0.00 12.50% 0.00% ALEGEUS TECHNOLOGIES HOLDINGS CORP 1L TL NR NR NR B 9/5/2024 Floating 25,000,000.00 0.00 6.25% 0.00% DATIX BIDCO LIMITED 1L TL NR NR NR B+ 4/28/2025 Floating 20,000,000.00 0.00 4.50% 0.00% Ministry Brands First Lien TL NR NR NR B 12/2/2022 Floating 830,416.00 0.00 4.00% 0.00% Ministry Brands April 2018 TL DD NR NR NR B 12/2/2022 Floating 97,560.02 239,318.51 4.00% 1.00% A Ministry Brands First Lien TL NR NR NR B 12/2/2022 Floating 1,036,359.16 0.00 4.00% 0.00% Ministry Brands April 2018 TL DD NR NR NR B 12/2/2022 Floating 121,754.91 298,669.49 4.00% 1.00% A Ministry Brands First Lien TL NR NR NR B 12/2/2022 Floating 2,448,410.08 0.00 4.00% 0.00% Ministry Brands DD TL NR NR NR B 12/2/2022 Floating 436,014.82 0.00 4.00% 0.00% Ministry Brands TL NR NR NR B 12/2/2022 Floating 1,067,682.06 0.00 4.00% 0.00% Ministry Brands DD TL New NR NR NR B 12/2/2022 Floating 548,674.72 0.00 4.00% 0.00% Ministry Brands DD TL 3 NR NR NR B 12/2/2022 Floating 314,917.16 0.00 4.00% 0.00% Ministry Brands April 2018 TL DD NR NR NR B 12/2/2022 Floating 101,462.42 248,891.25 4.00% 1.00% A Ministry Brands First Lien TL NR NR NR B 12/2/2022 Floating 664,332.81 0.00 4.00% 0.00% Ministry Brands April 2018 TL DD NR NR NR B 12/2/2022 Floating 78,048.02 191,454.80 4.00% 1.00% A Ministry Brands First Lien TL NR NR NR B 12/2/2022 Floating 664,332.81 0.00 4.00% 0.00% Ministry Brands April 2018 TL DD NR NR NR B 12/2/2022 Floating 78,048.02 191,454.80 4.00% 1.00% A Moody’s S&P Fitch Rating Morningstar Floating Coupon Epicor Software Corporation A T/L (1st Lien) B3 B B- B B- B B- B 6/1/2022 A Floating 12,011,889.55 0.00 3.25% A 0.00% Idaho Pacific US Holding, LLC DD T/L NR NR NR B 6/13/2023 Floating 635,200.00 0.00 5.25% 0.00% Idaho Pacific US Holding, LLC T/L (U.S.) NR NR NR B 6/13/2023 Floating 3,952,774.62 0.00 5.25% 0.00% 9760229 Canada Inc. T/L NR NR NR B 6/13/2023 Floating 593,393.88 0.00 5.25% 0.00% KAR Auction Services, Inc. T/L B-5 B3 BB- B- B- B 3/9/2023 Floating 3,836,146.72 0.00 2.50% 0.00% One Sky Flight, LLC T/L NR NR NR B- 12/23/2022 Floating 30,454,399.88 0.00 7.50% 0.00% Russell Investments US Institutional Holdco, Inc. T/L B Ba3 BB- BB- BB- B 6/1/2023 Floating 17,595,000.00 0.00 3.25% 0.00% Solera LLC T/L B B3 B- B- B- 3/3/2023 Floating 14,015,625.00 0.00 2.75% 0.00% One Sky Flight, LLC T/L NR NR NR B- 12/23/2022 Floating 19,651,567.94 0.00 7.50% 0.00% One Sky Flight, LLC T/L NR NR NR B- 12/23/2022 Floating 85,000,000.00 0.00 7.50% 0.00% LSB Industries SS Notes Caa1 CCC+ CCC+ CCC+ B 5/1/2023 Fixed 20,000,000.00 0.00 9.63% 0.00% LSB Industries SS Notes Caa1 CCC+ CCC+ CCC+ 5/1/2023 Fixed 30,000,000.00 0.00 9.63% 0.00% Atlantic Beverage Company T/L NR NR NR B+ 7/11/2023 Floating 19,585,912.50 0.00 4.75% 0.00% IRB Holding Corp Arby’s T/L B B3 B B- B- B 2/5/2025 Floating 14,925,000.00 0.00 3.25% 0.00% Kennedy-Wilson inc. Senior Unsecured Notes B2 BB+ B B 4/1/2024 Fixed 32,000,000.00 0.00 5.88% 0.00% A. Stucki Intermediate Holdings, LLC Second Lien Term Loan NR NR NR CCC 3/5/2024 Floating 40,800,000.00 0.00 8.00% 0.00% SBE ENT Holdings 1st Lien TL NR NR NR CC 10/5/2020 Floating 100,000,000.00 0.00 5.50% 0.00% Flores & Associates, LLC/DirectPath, LLC T/L NR NR NR B+ 9/18/2023 Floating 23,076,923.08 0.00 4.50% 0.00% BRAVE PARENT HOLDINGS INC TL 1L B3 B- B- B- B 4/17/2025 Floating 6,483,750.00 0.00 4.00% 0.00% CASTLE MANAGEMENT BORROWER LLC 1L TL CL NR NR NR B+ 2/13/2024 Floating 44,732,579.66 0.00 6.25% 0.00% DOMINION WEB SOLUTIONS LLC 1L TL CL NR NR NR B+ 6/15/2024 Floating 23,344,007.86 0.00 6.50% 0.00% ELEVATION ACQUISITION CO LLC 1L TL NR NR NR B 6/26/2023 Floating 19,938,545.45 0.00 4.25% 0.00% ELEVATION ACQUISITION CO LLC 1L TL NR NR NR B 6/26/2023 Floating 5,506,249.05 0.00 4.25% 0.00% EOC GROUP INC TL 1L B2 B B B B 3/20/2025 Floating 30,019,230.77 0.00 3.25% 0.00% EOC GROUP INC DD TL 1L B2 B B B 3/20/2025 Floating 562,565.13 4,266,022.42 3.25% 0.50% A NAVAJO NATION OIL AND GAS COMPANY INC 1L TL NR NR NR B 6/14/2022 Floating 7,715,000.00 0.00 7.50% 0.00% PERMIAN PRODUCTION PARTNERS LLC TL 1L B3 B- B- B- B 5/9/2024 Floating 9,292,500.00 0.00 6.00% 0.00% SCRIBEAMERICA INTERMEDIATE HOLDCO LLC 1L TL CL B3 B B- B- 4/3/2025 Floating 1,318,312.66 0.00 4.50% 0.00% YAK ACCESS, LLC 2L TLB CL B2 B B B 6/13/2026 Floating 5,000,000.00 0.00 10.00% 0.00% Se2, LLC Delayed Draw NR NR NR B- 4/18/2025 Fixed 7,600,000.00 0.00 6.50% 0.00% HEARTLAND CONSUMER PRODUCTS HOLDINGS LLC Mezz Loan (Unsecured Loan) NR NR NR BB- 6/7/2024 Fixed 135,000,000.00 0.00 12.50% 0.00% ALEGEUS TECHNOLOGIES HOLDINGS CORP 1L TL NR NR NR B 9/5/2024 Floating 25,000,000.00 0.00 6.25% 0.00% DATIX BIDCO LIMITED 1L TL NR NR NR B+ 4/28/2025 Floating 20,000,000.00 0.00 4.50% 0.00% Ministry Brands First Lien TL NR NR NR B 12/2/2022 Floating 830,416.00 0.00 4.00% 0.00% Ministry Brands April 2018 TL DD NR NR NR B 12/2/2022 Floating 97,560.02 239,318.51 4.00% 1.00% A Ministry Brands First Lien TL NR NR NR B 12/2/2022 Floating 1,036,359.16 0.00 4.00% 0.00% Ministry Brands April 2018 TL DD NR NR NR B 12/2/2022 Floating 121,754.91 298,669.49 4.00% 1.00% A Ministry Brands First Lien TL NR NR NR B 12/2/2022 Floating 2,448,410.08 0.00 4.00% 0.00% Ministry Brands DD TL NR NR NR B 12/2/2022 Floating 436,014.82 0.00 4.00% 0.00% Ministry Brands TL NR NR NR B 12/2/2022 Floating 1,067,682.06 0.00 4.00% 0.00% Ministry Brands DD TL New NR NR NR B 12/2/2022 Floating 548,674.72 0.00 4.00% 0.00% Ministry Brands DD TL 3 NR NR NR B 12/2/2022 Floating 314,917.16 0.00 4.00% 0.00% Ministry Brands April 2018 TL DD NR NR NR B 12/2/2022 Floating 101,462.42 248,891.25 4.00% 1.00% A Ministry Brands First Lien TL NR NR NR B 12/2/2022 Floating 664,332.81 0.00 4.00% 0.00% Ministry Brands April 2018 TL DD NR NR NR B 12/2/2022 Floating 78,048.02 191,454.80 4.00% 1.00% A Ministry Brands First Lien TL NR NR NR B 12/2/2022 Floating 664,332.81 0.00 4.00% 0.00% Ministry Brands April 2018 TL DD NR NR NR B 12/2/2022 Floating 78,048.02 191,454.80 4.00% 1.00% A IssuerTranche Notched Notched Notched Notched MaturityFixed/ FundedUnfunded SpreadUnfunded

Exhibit 2 to Attachment A Page 1 of 2 Assumptions (refer to Items 1., 2. and 3.) 1. For the purpose of comparing the “Issuer” Characteristic, SBLIC, on behalf of the Issuer, instructed us to use either the obligor, the parent company of the obligor or a co-borrower with the obligor. 2. For the purpose of deriving the “S&P Rating” Derived Characteristic, SBLIC, on behalf of the Issuer, indicated that if the issuer credit rating is not available, the issuer credit rating of a parent is to be used instead. 3. SBLIC, on behalf of the Issuer, indicated that the following Collateral Obligations, as identified on the Pricing Date Data Files, have the corresponding rating for the “Morningstar Rating” Derived Characteristic: Issuer Tranche Notched Morningstar Idaho Pacific US Holding, LLC DD T/L B Idaho Pacific US Holding, LLC T/L (U.S.) B 9760229 Canada Inc. T/L B One Sky Flight, LLC T/L B- Atlantic Beverage Company T/L B+ A. Stucki Intermediate Holdings, LLC Second Lien Term Loan CCC SBE ENT Holdings 1st Lien TL CC Flores & Associates, LLC / DirectPath, LLC T/L B+ Castle Management Borrower LLC 1L TL CL B+ Dominion Web Solutions LLC 1L TL CL B+ Elevation Acquisition Co LLC 1L TL B Navajo Nation Oil And Gas Company Inc 1L TL B Se2, LLC Delayed Draw B- Heartland Consumer Products Holdings LLC Mezz Loan (Unsecured Loan) BB- Alegeus Technologies Holdings Corp 1L TL B

Exhibit 2 to Attachment A Page 2 of 2 3. (continued) Issuer Tranche Notched Morningstar Datix Bidco Limited 1L TL B+ Ministry Brands First Lien TL B Ministry Brands April 2018 TL DD B Ministry Brands DD TL B Ministry Brands TL B Ministry Brands DD TL New B Ministry Brands DD TL 3 B A member firm of Ernst & Young Global Limited